Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Balance Sheet
Balance Sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	318,546	249,586	35,851
Short-term investments	—	795,510	114,268
Prepayments and other current assets	16,838	141,230	20,286
Due from related parties	2,312,111	965,477	138,682
Total current assets	2,647,495	2,151,803	309,087
Non-current assets
Intangible assets, net	5	—	—
Goodwill	62,785	—	—
Long-term investments	628,888	1007,897	144,776
Investment in subsidiaries	3,064,747	2,836,345	407,415
Total non-current assets	3,756,425	3,844,242	552,191
Total assets	6,403,920	5,996,045	861,278
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	27,128	26,583	3,819
Due to related parties	836,642	933,466	134,084
Income tax payable	33,499	34,051	4,891
Total current liabilities	897,269	994,100	142,794
Deferred tax liabilities	29,925	69,401	9,969
Other non-current liabilities	261	266	38
Total non-current liabilities	30,186	69,667	10,007
Total liabilities	927,455	1,063,767	152,801
Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized; 475,357,217 and 435,084,177 shares issued as of December 31, 2018 and 2019, respectively; 419,253,027 and 431,985,016 shares outstanding as of December 31, 2018 and 2019, respectively)	74	69	11
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized; 957,985,982 shares issued and 946,017,565 shares outstanding as of December 31, 2018 and 2019, respectively)	156	156	21
Treasury stock ( 45,273,040 and nil shares as of December 31, 201 8 and 201 9 , respectively)	(221,932)	—	—
Additional paid-in capital	2,742,893	2,649,342	380,554
Retained earnings	2,705,970	1,944,938	279,373
Accumulated other comprehensive inco me	249,304	337,773	48,518
Total shareholders’ equity	5,476,465	4,932,278	708,477
Total liabilities and shareholders’ equit y	6,403,920	5,996,045	861,278

Condensed Comprehensive Income
Statements of Comprehensive Income
 (loss)

	For the y ears ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues	52,053	14,525	—	—
Cost of revenues	(6,919)	(2,509)	(5)	(1)

Gross profit	45,134	12,016	(5)	(1)

Operating expenses
Research and development	(11,370)	545	(858)	(123)
Selling and marketing	(84)	—	—	—
General and administrati ve	(18,931)	(28,158)	(41,872)	(6,015)
Impairment of goodwill	—	—	(64,154)	(9,215)
Total operating expenses	(30,385)	(27,613)	(106,884)	(15,353)

Equity in profit (loss) of subsidiari es	1,346,556	632,055	(495,735)	(71,208)
Interest (expense) income, net	(6,525)	3,248	21,677	3,114
Foreign exchange (loss) gains, net	(3,877)	3,551	152	22
Other ( loss ) income, net	(159)	604,346	306,006	43,955

Income (loss) before income taxes	1,350,744	1,227,603	(274,789)	(39,471)

Income tax expenses	(2,550)	(60,694)	(39,188)	(5,630)

Net income ( loss )	1,348,194	1,166,909	(313,977)	(45,101)

Other comprehensive (loss) income, net of tax of nil
Unrealized (losses) gains on available-for-sale securities, net	(433)	(3,716)	10,913	1,568
Foreign currency translation adjustments	(143,506)	168,814	77,556	11,140

Other comprehensive (loss) income	(143,939)	165,098	88,469	12,708

Total comprehensive income (loss)	1,204,255	1,332,007	(225,508)	(32,393)

Condensed Cash Flow Statement
Statements of Cash Flows

	For the y ears ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	40,685	243	(15,258)	(2,192)
Net cash provided by investing activities	265,767	339,955	375,584	53,950
Net cash provided by (used in) financing activities	23,929	(526,532)	(494,055)	(70,967)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(35,413)	66,054	64,769	9,304

Net increase (decrease) in cash, cash equivalents and restricted cash	294,968	(120,280)	(68,960)	(9,905)

Cash, cash equivalents and restricted cash at beginning of the year	143,858	438,826	318,546	45,756

Cash, cash equivalents and restricted cash at end of the year	438,826	318,546	249,586	35,851